Shareholder Report, Holdings (Details)	Jul. 31, 2025
Rockefeller California Municipal Bond ETF [Member] | California School Facilities Financing Authority, 08/01/49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Rockefeller California Municipal Bond ETF [Member] | Silicon Valley Tobacco Securitization Authority, Call 09/12/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Rockefeller California Municipal Bond ETF [Member] | California State University, Call 11/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | California Health Facilities Financing Authority, Call 02/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | San Diego County Regional Airport Authority, Call 07/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | California Infrastructure & Economic Development Bank, Call 05/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | City of Los Angeles Department of Airports, Call 05/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | San Francisco City & County Airport Comm- San Francisco International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | Burbank-Glendale-Pasadena Airport Authority Brick Campaign [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | Los Angeles Department of Water & Power Water System Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller Global Equity ETF [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Rockefeller Global Equity ETF [Member] | Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller Global Equity ETF [Member] | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller Global Equity ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller Global Equity ETF [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rockefeller Global Equity ETF [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Global Equity ETF [Member] | GeneralAerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller Global Equity ETF [Member] | Reinsurance Group of America, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rockefeller Global Equity ETF [Member] | Visa, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rockefeller Global Equity ETF [Member] | Samsung Electronics Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rockefeller Global Equity ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Rockefeller Global Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Rockefeller Global Equity ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Rockefeller Global Equity ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Rockefeller Global Equity ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Rockefeller Global Equity ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rockefeller Global Equity ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Rockefeller Global Equity ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rockefeller Global Equity ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rockefeller Global Equity ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rockefeller Global Equity ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | FirstCash Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Stride, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | RadNet, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rockefeller U.S. Small-Mid Cap ETF [Member] | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Merit Medical Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | SLM Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Rockefeller New York Municipal Bond ETF [Member] | New York City Transitional Finance Authority, Call 11/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
Rockefeller New York Municipal Bond ETF [Member] | New York State Dormitory Authority, Call 03/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Rockefeller New York Municipal Bond ETF [Member] | Suffolk Regional Off-Track Betting Corp., Call 06/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Rockefeller New York Municipal Bond ETF [Member] | Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Rockefeller New York Municipal Bond ETF [Member] | Onondaga Civic Development Corp., Call 06/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller New York Municipal Bond ETF [Member] | Puerto Rico Sales Tax Financing Corp., Call 07/01/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller New York Municipal Bond ETF [Member] | New York State Dormitory Authority, Call 07/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller New York Municipal Bond ETF [Member] | City of New York NY, Call 08/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller New York Municipal Bond ETF [Member] | Westchester County Local Development Corp., Call 07/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller Opportunistic Municipal Bond ETF [Member] | City of Los Angeles Department of Airports, Call 05/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | New York City Transitional Finance Authority, Call 11/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | Washington Metropolitan Transit Authority, Call 07/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | Worthington City School District, Call 12/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Pennsylvania Turnpike Commission, Call 08/06/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | Pennsylvania State University, Call 09/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | City of Charlotte NC Airport Revenue, Call 07/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | Public Finance Authority, Call 06/30/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Rockefeller Opportunistic Municipal Bond ETF [Member] | South Carolina Jobs-Economic Development Authority, Call 10/01/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Buckeye Tobacco Settlement Financing Authority, Call 06/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	All or portion of the principal amount transferred to a Tender Option Bond Issuer in exchange for TOB Residuals and cash.
[2]	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.